Dividends	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Dividends
14	DIVIDENDS

	2019	2018	2017
	RMB	RMB	RMB
Interim dividends attributable to owners of the Company for 2019 (a)	14,212	—	—
Proposed final dividends attributable to owners of the Company for 2019 (b)	12,081	—	—
Interim dividends attributable to owners of the Company for 2018 (c)	—	16,252	—
Final dividends attributable to owners of the Company for 2018 (d)	—	16,472	—
Interim dividends attributable to owners of the Company for 2017 (e)	—	—	12,676
Final dividends attributable to owners of the Company for 2017 (f)	—	—	11,117

	26,293	32,724	23,793

(a)
Interim dividends attributable to owners of the Company in respect of 201
9
of RMB 0.07765 yuan per share amounting to a total of RMB 14,212. The dividends were paid on September
24
,
2019
(A shares) and November 1,
2019
(H shares).

(b)
At the
3
rd
meeting of the Board in
2020
, the Board of Directors proposed final dividends attributable to owners of the Company in respect of
2019
of RMB 0.06601 yuan per share amounting to a total of RMB 12,081. These consolidated financial statements do not reflect this dividend payable as the final dividends were proposed after the reporting period and will be accounted for in equity as an appropriation of retained earnings for the year ended December 31,
2019
when approved at the forthcoming Annual General Meeting.

(c)
Interim dividends attributable to owners of the Company in respect of 2018 of RMB 0.08880 yuan per share amounting to a total of RMB 16,252. The dividends were paid on September 21, 2018 (A shares) and November 1, 2018 (H shares).

(d)
F
inal dividends attributable to owners of the Company in respect of 2018 of RMB 0.09 yuan per share amounting to a total of RMB 16,472 and were paid on June 28, 2019 (A shares) and August 2, 2019 (H shares).

(e)
Interim dividends attributable to owners of the Company in respect of 2017 of RMB
0.06926
yuan per share amounting to a total of RMB 12,676. The dividends were paid on September 15, 2017 (A shares) and October 27, 2017 (H shares).

(f)
Final dividends attributable to owners of the Company in respect of 2017 of RMB 0.06074 yuan per share amounting to a total of RMB 11,117 and were paid on June 21, 2018 (A shares) and July 26, 2018 (H shares).